Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

14.Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Amounts due to third-parties	33,157	30,142	4,245
Income tax payables	13,446	11,121	1,566
Other tax payables	12,025	17,206	2,423
Salary and welfare payables	33,262	17,210	2,424
Deposits received from ride-hailing drivers	3,234	3,781	533
Purchase consideration payable	15,845	15,784	2,223
Others	14,980	12,888	1,816
Total	125,949	108,132	15,230